ORDINARY SHARES	12 Months Ended
Dec. 31, 2024
ORDINARY SHARES
ORDINARY SHARES
12.	ORDINARY SHARES

Each Class A ordinary share entitles the holder to one vote, and each Class B ordinary share entitles the holder to fifteen votes on all matters subject to the vote at general meetings of the Company. Both Class A ordinary shares and Class B ordinary shares are entitled to the same dividend right, as such, this dual class share structure has no impacts to the earnings per share calculation. Basic earnings per share and diluted earnings per share are the same for each Class A ordinary share and Class B ordinary share. In September 2018, 75,118,996 former preferred shares were converted into Class A ordinary shares and the Company issued 15,969,110 Class A ordinary shares with the completion of the IPO.

On January 25, 2019, 5,500,000 Class A ordinary shares were issued to the Company’s depositary bank, Bank of New York Mellon (“BNYM”), for bulk issuance of ADSs reserved for future issuances restricted stocks upon the exercise of stock options or vesting of restricted stocks under the 2013 Share Incentive Policy, 2014 Share Incentive Policy, 2016 Share Incentive Plan and 2018 Share Incentive Plan (together, the “Plans”). From August 15, 2019 to August 14, 2020 and from September 6, 2021 to September 5, 2022, the Company repurchased a total of 2,330,620 Class A ordinary shares of the Company and the repurchased shares were transferred to Computershare Hong Kong Investor Services Ltd. (“Computershare”), also for future issuances upon the exercise of stock options or vesting of restricted stocks under the Plans.